Average Annual Total Returns	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index 1 year	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index 5 years	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index Lifetime	Delaware Covered Call Strategy Fund CBOE S&P 500 BuyWrite Index Inception Date	Delaware Covered Call Strategy Fund Class A 1 year	Delaware Covered Call Strategy Fund Class A 5 years	Delaware Covered Call Strategy Fund Class A Lifetime	Delaware Covered Call Strategy Fund Class A Inception Date	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions 1 year	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions 5 years	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions Lifetime	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions Inception Date	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Covered Call Strategy Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Covered Call Strategy Fund Institutional Class 1 year	Delaware Covered Call Strategy Fund Institutional Class 5 years	Delaware Covered Call Strategy Fund Institutional Class Lifetime	Delaware Covered Call Strategy Fund Institutional Class Inception Date	Delaware Covered Call Strategy Fund Class R6 1 year	Delaware Covered Call Strategy Fund Class R6 5 years	Delaware Covered Call Strategy Fund Class R6 Lifetime	Delaware Covered Call Strategy Fund Class R6 Inception Date	Delaware Global Equity Fund MSCI World Index (net) 1 year	Delaware Global Equity Fund MSCI World Index (net) 5 years	Delaware Global Equity Fund MSCI World Index (net) 10 years	Delaware Global Equity Fund MSCI World Index (gross) 1 year	Delaware Global Equity Fund MSCI World Index (gross) 5 years	Delaware Global Equity Fund MSCI World Index (gross) 10 years	Delaware Global Equity Fund MSCI ACWI (All Country World Index) Index (net) 1 year	Delaware Global Equity Fund MSCI ACWI (All Country World Index) Index (net) 5 years	Delaware Global Equity Fund MSCI ACWI (All Country World Index) Index (net) 10 years	Delaware Global Equity Fund MSCI ACWI (All Country Word Index) Index (gross) 1 year	Delaware Global Equity Fund MSCI ACWI (All Country Word Index) Index (gross) 5 years	Delaware Global Equity Fund MSCI ACWI (All Country Word Index) Index (gross) 10 years	Delaware Global Equity Fund Class A 1 year	Delaware Global Equity Fund Class A 5 years	Delaware Global Equity Fund Class A 10 years	Delaware Global Equity Fund Class A After Taxes on Distributions 1 year	Delaware Global Equity Fund Class A After Taxes on Distributions 5 years	Delaware Global Equity Fund Class A After Taxes on Distributions 10 years	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Global Equity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Global Equity Fund Institutional Class 1 year	Delaware Global Equity Fund Institutional Class 5 years	Delaware Global Equity Fund Institutional Class 10 years	Delaware Global Equity Fund Class R6 1 year	Delaware Global Equity Fund Class R6 5 years	Delaware Global Equity Fund Class R6 10 years	Delaware Growth and Income Fund Russell 1000® Value Index 1 year	Delaware Growth and Income Fund Russell 1000® Value Index 5 years	Delaware Growth and Income Fund Russell 1000® Value Index 10 years	Delaware Growth and Income Fund Class A 1 year	Delaware Growth and Income Fund Class A 5 years	Delaware Growth and Income Fund Class A 10 years	Delaware Growth and Income Fund Class A After Taxes on Distributions 1 year	Delaware Growth and Income Fund Class A After Taxes on Distributions 5 years	Delaware Growth and Income Fund Class A After Taxes on Distributions 10 years	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Growth and Income Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Growth and Income Fund Institutional Class 1 year	Delaware Growth and Income Fund Institutional Class 5 years	Delaware Growth and Income Fund Institutional Class 10 years	Delaware Growth and Income Fund Class R6 1 year	Delaware Growth and Income Fund Class R6 5 years	Delaware Growth and Income Fund Class R6 10 years	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund Russell 3000® Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund 70% Russell 3000® Index / 30% ICE BofA US 3-Month Treasury Bill Index Inception Date	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index 1 year	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index 5 years	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index Lifetime	Delaware Hedged U.S. Equity Opportunities Fund ICE BofA U.S. 3-Month Treasury Bill Index Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class 1 year	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class 5 years	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Institutional Class Inception Date	Delaware Hedged U.S. Equity Opportunities Fund Class R6 1 year	Delaware Hedged U.S. Equity Opportunities Fund Class R6 5 years	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Lifetime	Delaware Hedged U.S. Equity Opportunities Fund Class R6 Inception Date	Delaware Opportunity Fund Russell Midcap® Value Index 1 year	Delaware Opportunity Fund Russell Midcap® Value Index 5 years	Delaware Opportunity Fund Russell Midcap® Value Index 10 years	Delaware Opportunity Fund Class A 1 year	Delaware Opportunity Fund Class A 5 years	Delaware Opportunity Fund Class A 10 years	Delaware Opportunity Fund Class A After Taxes on Distributions 1 year	Delaware Opportunity Fund Class A After Taxes on Distributions 5 years	Delaware Opportunity Fund Class A After Taxes on Distributions 10 years	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Opportunity Fund Class A After Taxes on Distributions and Sales 10 years	Delaware Opportunity Fund Institutional Class 1 year	Delaware Opportunity Fund Institutional Class 5 years	Delaware Opportunity Fund Institutional Class 10 years	Delaware Opportunity Fund Class R6 1 year	Delaware Opportunity Fund Class R6 5 years	Delaware Opportunity Fund Class R6 10 years	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index 1 year	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index 5 years	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index Lifetime	Delaware Premium Income Fund CBOE S&P 500 BuyWrite Index Inception Date	Delaware Premium Income Fund Class A 1 year	Delaware Premium Income Fund Class A 5 years	Delaware Premium Income Fund Class A Lifetime	Delaware Premium Income Fund Class A Inception Date	Delaware Premium Income Fund Class A After Taxes on Distributions 1 year	Delaware Premium Income Fund Class A After Taxes on Distributions 5 years	Delaware Premium Income Fund Class A After Taxes on Distributions Lifetime	Delaware Premium Income Fund Class A After Taxes on Distributions Inception Date	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales 1 year	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales 5 years	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales Lifetime	Delaware Premium Income Fund Class A After Taxes on Distributions and Sales Inception Date	Delaware Premium Income Fund Institutional Class 1 year	Delaware Premium Income Fund Institutional Class 5 years	Delaware Premium Income Fund Institutional Class Lifetime	Delaware Premium Income Fund Institutional Class Inception Date	Delaware Premium Income Fund Class R6 1 year	Delaware Premium Income Fund Class R6 5 years	Delaware Premium Income Fund Class R6 Lifetime	Delaware Premium Income Fund Class R6 Inception Date
Total	11.82%	6.08%	5.90%	Apr. 01, 2016	12.39%	7.40%	5.38%	Apr. 01, 2016	10.52%	6.35%	4.63%	Apr. 01, 2016	7.64%	5.60%	4.10%	Apr. 01, 2016	19.50%	8.94%	6.48%	Apr. 01, 2016	19.59%	9.12%	6.65%	Apr. 01, 2016	23.79%	12.80%	8.60%	24.42%	13.37%	9.18%	22.20%	11.72%	7.92%	22.81%	12.27%	8.48%	7.70%	6.05%	4.77%	7.23%	4.20%	2.71%	4.89%	4.54%	3.36%	14.53%	7.63%	5.73%	14.67%	7.72%	5.83%	11.46%	10.91%	8.40%	5.52%	10.57%	7.06%	3.77%	6.97%	4.27%	4.43%	7.68%	5.00%	12.18%	12.17%	8.05%	12.32%	12.27%	8.10%	25.96%	15.16%	12.75%	19.57%	11.44%	9.64%	Aug. 01, 2016	5.01%	1.88%	1.65%	Aug. 01, 2016	7.75%	7.50%	6.11%	Aug. 01, 2016	7.75%	4.10%	3.77%	Aug. 01, 2016	4.59%	5.21%	4.36%	Aug. 01, 2016	14.76%	9.14%	7.30%	Aug. 01, 2016	14.71%	9.24%	7.41%	Aug. 01, 2016	12.71%	11.16%	8.26%	4.40%	9.91%	6.09%	3.90%	7.43%	4.01%	2.96%	7.46%	4.41%	11.10%	11.55%	7.04%	11.19%	11.67%	7.17%	11.82%	6.08%	4.66%	Apr. 02, 2018	4.16%	4.19%	3.32%	Apr. 02, 2018	3.78%	3.62%	2.78%	Apr. 02, 2018	2.73%	3.17%	2.49%	Apr. 02, 2018	10.77%	5.68%	4.65%	Apr. 02, 2018	10.90%	5.85%	4.80%	Apr. 02, 2018